MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES
Schedule of details of property, plant and equipment, estimated useful lives

Useful Life
Buildings	5 to 28 years
Leasehold Improvements	15 years
Software and IT Equipment	1 to 10 years
Furniture and Office Equipment	3 to 5 years
Machinery and Equipment	1 to 28 years